Share Capital (Tables)	12 Months Ended
Mar. 31, 2025
Share capital, reserves and other equity interest [Abstract]
Disclosure of Change in Warrants Outstanding
A summary of warrants outstanding is as follows:

	Warrants(1)	Weighted average exercise price
	#	$
Balance, March 31, 2023	8,912,479	70.90
Expired	(1,838,131)	1,124.60
Balance, March 31, 2024	7,074,348	44.34
Expired	(10,486)	388.43
Balance, March 31, 2025	7,063,862	46.22

Disclosure of Warrant Derivative Liabilities

		U.S.$ equivalent
	June 2022 Offering	June 2022 Offering
	$	$
Balance, March 31, 2023	9,514	7,041
Unrealized gain on derivative liability	(9,038)	(6,688)
Balance, March 31, 2024	476	353
Unrealized loss on derivative liability	28	—
Balance, March 31, 2025	504	353

Disclosure of Exercise Price for Warrants Outstanding
The following table summarizes the warrants that remain outstanding as at March 31, 2025:

Exercise Price ($)	Expiry Date	Warrants (#)(1)
45.80	June 1, 2025	7,040,875
111.06 - 418.80	May 29, 2025 - November 30, 2025	22,987
		7,063,862